Selling, General and Administrative Expenses (Tables)	9 Months Ended
Dec. 31, 2011
Selling, General and Administrative Expenses

Selling, general and administrative expenses for the nine months ended December 31, 2010 and 2011, are as follows:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Personnel expenses	¥98,998	¥93,032
Selling expenses	12,089	11,929
Administrative expenses	37,499	34,809
Depreciation of office facilities	2,113	2,389

Total	¥150,699	¥142,159

Selling, general and administrative expenses for the three months ended December 31, 2010 and 2011, are as follows:

	Three months ended	Three months ended
	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Personnel expenses	¥35,263	¥31,363
Selling expenses	4,238	5,015
Administrative expenses	13,220	11,737
Depreciation of office facilities	717	817

Total	¥53,438	¥48,932